SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI
	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2014	3.889	2.6562	113.96 points
2013	3.471	2.3426	114.18 points
2012	3.733	2.0435	112.15 points
Increase (decrease) during the year:
2014	12.04%	13.39%	(0.2)%
2013	(7.02)%	(14.63)%	1.8%
2012	(2.30)%	(8.94)%	1.6%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Schedule of Depreciation Rates
%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule of Intangible Assets Useful Lives
Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10